THE LAZARD FUNDS, INC.
Lazard US Realty Equity Portfolio
Lazard Global Realty Equity Portfolio

Supplement to Current Prospectus

The following replaces "Lazard Funds Summary Section—Lazard US Realty Equity Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Jay P. Leupp, portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2011 and previously was a portfolio manager of the Predecessor Realty Equity Fund since December 2008.

Christopher Hartung, a portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2018.

The following replaces "Lazard Funds Summary Section—Lazard Global Realty Equity Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Jay P. Leupp, portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2011 and previously was a portfolio manager of the Predecessor International Realty Fund since December 2008.

Christopher Hartung, a portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2018.

The following supersedes and replaces any contrary information in the section entitled "Lazard Funds Fund Management—Portfolio Management" in the prospectus:

Realty Portfolios—Jay P. Leupp (since September 2011 and previously a portfolio manager of the Predecessor Realty Equity Fund since December 2008 and the Predecessor International Realty Fund since December 2008) and Christopher Hartung (since September 2018)

The following supplements the information in the section entitled "Lazard Funds Fund Management— Biographical Information of Principal Portfolio Managers" in the prospectus:

Christopher Hartung, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team. Prior to joining the Investment Manager in 2011, Mr. Hartung was Senior Advisor at Grubb & Ellis Alesco Global Advisors, LLC responsible for alternative investment strategies, capital markets, product development and research. He began working in the investment field in 1990.

Dated: September 13, 2018